Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

24. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On March 10, 2011, the Company issued $550.0 million of 7.75 % Senior Notes due April 1, 2019 (the "Original Notes"). The Original Notes were sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). In connection with the sale of the Original Notes, the Company entered into a Registration Rights Agreement with the initial purchasers of the Original Notes party thereto, pursuant to which the Company and the Subsidiary Guarantors (as defined below) agreed to file a registration statement with respect to an offer to exchange the Original Notes for a new issue of substantially identical notes registered under the Securities Act (the "Exchange Notes" and together with the Original Notes, the "Notes"). The Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by certain wholly-owned domestic subsidiaries of the Company (the "Subsidiary Guarantors").

The following condensed consolidating financial information, which has been prepared in accordance with the requirements for presentation of Rule 3-10(f) of Regulation S-X promulgated under the Securities Act, presents the condensed consolidating financial information separately for:

i.	The Company as the issuer of the Notes;

ii.	The Subsidiary Guarantors, on a combined basis, which are guarantors of the Notes;

iii.	The Company's other subsidiaries, on a combined basis, which are not guarantors of the Notes (the "Subsidiary Non-Guarantors");

iv.	Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Company, the Subsidiary Guarantors and the Subsidiary Non-Guarantors, (b) eliminate the investments in the Company's subsidiaries and (c) record consolidating entries; and

v.	The Company and its subsidiaries on a consolidated basis.

Condensed Consolidating Statement of Operations

For the year ended December 31, 2010

(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$829.1	$468.3	$2,478.5	$(1,536.7)	$2,239.2
Cost of goods sold	823.3	457.3	2,158.7	(1,537.2)	1,902.1

Gross profit	5.8	11.0	319.8	0.5	337.1

Operating expenses:
Marketing and administration	122.0	61.2	83.8	—	267.0
Research and development	38.5	6.6	10.5	—	55.6
Restructuring charges	5.3	—	—	—	5.3
Insurance recovery	—	(11.9)	—	—	(11.9)

Operating (loss) income	(160.0)	(44.9)	225.5	0.5	21.1

Non-operating (income) expense:
Interest expense	(1.7)	3.2	30.9	(3.4)	29.0
Interest income	(0.2)	(2.7)	(6.0)	3.4	(5.5)
Decline in fair value of warrant	—	—	14.0	—	14.0
Other, net	(44.5)	1.2	23.4	16.0	(3.9)

Total non-operating (income) expense	(46.4)	1.7	62.3	16.0	33.6

(Loss) income before income tax (benefit) expense, equity in earnings of joint venture and investment in subsidiary earnings (loss)	(113.6)	(46.6)	163.2	(15.5)	(12.5)
Income tax (benefit) expense	(64.6)	(17.9)	30.8	(1.6)	(53.3)

(Loss) income before equity in (loss) earnings of joint venture and investment in subsidiary earnings (loss)	(49.0)	(28.7)	132.4	(13.9)	40.8
Investment in subsidiary earnings (loss)	84.9	(14.2)	—	(70.7)	—
Equity in (loss) earnings of joint venture, net of tax	(1.5)	—	8.7	—	7.2

Net income (loss)	34.4	(42.9)	141.1	(84.6)	48.0
Net loss (income) attributable to noncontrolling interests	—	0.3	(13.9)	—	(13.6)

Net income (loss) attributable to MEMC stockholders	$34.4	$(42.6)	$127.2	$(84.6)	$34.4

Condensed Consolidating Statement of Operations

For the year ended December 31, 2009

(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$494.4	$312.8	$1,367.6	$(1,011.2)	$1,163.6
Cost of goods sold	571.1	282.6	1,182.9	(1,001.1)	1,035.5

Gross margin	(76.7)	30.2	184.7	(10.1)	128.1

Operating expenses:
Marketing and administration	103.9	9.7	48.3	—	161.9
Research and development	31.0	1.6	7.8	—	40.4
Restructuring and impairment charges	42.7	—	10.3	—	53.0

Operating (loss) income	(254.3)	18.9	118.3	(10.1)	(127.2)

Non-operating (income) expense:
Interest expense	(4.0)	0.1	8.3	(0.4)	4.0
Interest income	(2.7)	(0.4)	(23.8)	0.4	(26.5)
Increase in fair value of warrant	—	—	(5.4)	—	(5.4)
Other, net	(63.6)	—	54.4	10.1	0.9

Total non-operating (income) expense	(70.3)	(0.3)	33.5	10.1	(27.0)

(Loss) income before income tax benefit, equity in loss of joint venture and investment in subsidiary earnings	(184.0)	19.2	84.8	(20.2)	(100.2)
Income tax (benefit) expense	(26.9)	(10.6)	1.4	(6.1)	(42.2)

(Loss) income before equity in loss of joint venture and investment in subsidiary earnings	(157.1)	29.8	83.4	(14.1)	(58.0)
Investment in subsidiary earnings	91.8	69.3	—	(161.1)	—
Equity in loss of joint venture, net of tax	(3.0)	—	(8.8)	—	(11.8)

Net (loss) income	(68.3)	99.1	74.6	(175.2)	(69.8)
Net loss attributable to noncontrolling interests	—	0.1	1.4	—	1.5

Net (loss) income attributable to MEMC stockholders	$(68.3)	$99.2	$76.0	$(175.2)	$(68.3)

Condensed Consolidating Statement of Operations

For the year ended December 31, 2008

(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$716.0	$346.3	$1,840.3	$(898.1)	$2,004.5
Cost of goods sold	589.1	221.7	1,085.7	(896.8)	999.7

Gross margin	126.9	124.6	754.6	(1.3)	1,004.8

Operating expenses:
Marketing and administration	77.6	2.8	26.1	—	106.5
Research and development	31.5	1.0	8.3	—	40.8
Restructuring charges	1.1	—	3.2	—	4.3

Operating income	16.7	120.8	717.0	(1.3)	853.2

Non-operating (income) expense:
Interest expense	(1.7)	(3.1)	6.6	—	1.8
Interest income	(11.4)	—	(35.0)	—	(46.4)
Decline in fair value of warrant		—	292.5	—	292.5
Other, net	(105.0)	—	123.4	1.9	20.3

Total non-operating (income) expense	(118.1)	(3.1)	387.5	1.9	268.2

Income before income tax expense and investment in subsidiary earnings	134.8	123.9	329.5	(3.2)	585.0
Income tax expense	20.7	64.1	110.5	0.1	195.4

Income (loss) before investment in subsidiary earnings	114.1	59.8	219.0	(3.3)	389.6
Investment in subsidiary earnings	273.3	44.1	—	(317.4)	—

Net income	387.4	103.9	219.0	(320.7)	389.6
Net income attributable to noncontrolling interests	—	—	(2.2)	—	(2.2)

Net income attributable to MEMC stockholders	$387.4	$103.9	$216.8	$(320.7)	$387.4

Condensed Consolidating Balance Sheet

December 31, 2010

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS

Current assets:
Cash and cash equivalents	$15.5	$7.2	$684.6	$—	$707.3
Restricted cash	10.7	0.5	32.6	—	43.8
Accounts receivable, net	87.5	8.0	200.5	—	296.0
Inventories	33.3	59.0	163.2	(40.9)	214.6
Solar energy systems held for development and sale	—	8.6	235.8	(6.9)	237.5
Income taxes receivable	16.7	17.4	1.5	—	35.6
Prepaid and other current assets	19.0	9.2	174.3	—	202.5

Total current assets	182.7	109.9	1,492.5	(47.8)	1,737.3
Investments	2.3	15.4	95.0	(2.4)	110.3
Investments in subsidiaries	1,758.8	911.5	—	(2,670.3)	—

Property, plant and equipment, net:
Semiconductor and Solar Materials, net	78.5	328.7	1,083.4	(24.7)	1,465.9
Solar energy systems, net	—	4.2	511.9	51.5	567.6
Deferred tax assets, net	138.1	(27.7)	28.9	—	139.3
Restricted cash	—	0.2	18.5	—	18.7
Other assets	25.2	19.9	132.5	—	177.6
Goodwill	—	342.7	—	—	342.7
Intangible assets, net	—	52.5	—	—	52.5

Total assets	$2,185.6	$1,757.3	$3,362.7	$(2,693.7)	$4,611.9

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS' EQUITY

Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$2.8	$3.6	$—	$6.4
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations	—	0.3	65.4	—	65.7
Accounts payable	20.9	115.9	608.7	—	745.5
Accrued liabilities	44.9	39.3	81.2	—	165.4
Contingent consideration related to acquisitions	—	106.4	—	—	106.4
Accrued wages and salaries	15.6	9.3	25.5	—	50.4
Deferred revenue for solar energy systems	—	—	8.8	—	8.8
Customer deposits	0.1	0.6	92.2	—	92.9
Intercompany payable-(receivable) and short-term notes	(93.9)	131.9	(38.0)	—	—
Income taxes payable	11.0	(14.0)	45.6	—	42.6

Total current liabilities	(1.4)	392.5	893.0	—	1,284.1
Long-term debt and capital lease obligations, less current portion	—	—	20.5	—	20.5
Long-term solar energy system financing and capital lease obligations, less current portion	—	3.9	586.2	—	590.1
Pension and post-employment liabilities	28.6	—	25.5	—	54.1
Deferred revenue for solar energy systems	—	0.7	74.3	—	75.0
Semiconductor and Solar Materials deferred revenue	—	—	115.2	—	115.2
Long-term intercompany note payable-(receivable)	(125.2)	(23.6)	148.8	—	—
Other liabilities	31.9	2.8	142.6	—	177.3

Total liabilities	(66.1)	376.3	2,006.1	—	2,316.3

Total MEMC stockholders' equity	2,251.7	1,381.0	1,312.7	(2,693.7)	2,251.7
Noncontrolling interests	—	—	43.9	—	43.9

Total stockholders' equity	2,251.7	1,381.0	1,356.6	(2,693.7)	2,295.6

Total liabilities and stockholders' equity	$2,185.6	$1,757.3	$3,362.7	$(2,693.7)	$4,611.9

Condensed Consolidating Balance Sheet

December 31, 2009

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS

Current assets:
Cash and cash equivalents	$105.9	$49.7	$477.1	$—	$632.7
Restricted cash	—	—	37.4	—	37.4
Accounts receivable, net	51.4	2.5	119.4	—	173.3
Inventories	20.2	13.5	109.0	(2.2)	140.5
Solar energy systems held for development and sale	—	7.8	12.5	—	20.3
Income taxes receivable	64.9	7.6	—	—	72.5
Prepaid and other current assets	52.5	3.5	116.9		172.9

Total current assets	294.9	84.6	872.3	(2.2)	1,249.6
Investments	103.9	5.0	188.7	—	297.6
Investments in subsidiaries	1,834.4	925.4	—	(2,759.8)	—

Property, plant and equipment, net:
Semiconductor and Solar Materials, net	83.0	283.8	765.9	(11.9)	1,120.8
Solar energy systems, net	—	4.4	336.5	3.9	344.8
Deferred tax assets, net	81.7	(8.1)	21.7	—	95.3
Restricted cash	8.8	0.9	11.3	—	21.0
Other assets	23.2	15.0	72.1	—	110.3
Goodwill	—	285.3	—	—	285.3
Intangible assets, net	—	41.8	—	—	41.8

Total assets	$2,429.9	$1,638.1	$2,268.5	$(2,770.0)	$3,566.5

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS' EQUITY

Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$1.1	$4.3	$—	$5.4
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations	—	—	26.8	—	26.8
Accounts payable	10.1	55.5	153.7	—	219.3
Accrued liabilities	34.2	36.9	35.7	—	106.8
Accrued wages and salaries	10.9	8.0	20.3	—	39.2
Customer deposits	0.1	0.4	83.1	—	83.6
Intercompany payable-(receivable) and short-term notes	201.0	(263.6)	62.6	—	—
Income taxes payable	14.0	5.0	9.0	—	28.0

Total current liabilities	270.3	(156.7)	395.5	—	509.1
Long-term debt and capital lease obligations, less current portion	—	3.2	22.0	—	25.2
Long-term solar energy system financing and capital lease obligations, less current portion	—	—	359.2	—	359.2
Pension and post-employment liabilities	25.6	—	21.0	—	46.6
Deferred revenue for solar energy systems	—	—	3.3	—	3.3
Semiconductor and Solar Materials deferred revenue	—	—	106.3	—	106.3
Long-term intercompany note payable-(receivable)	(119.9)	(40.1)	160.0	—	—
Other liabilities	85.3	80.3	144.4	—	310.0

Total liabilities	261.3	(113.3)	1,211.7	—	1,359.7

Total MEMC stockholders' equity	2,168.6	1,751.4	1,018.6	(2,770.0)	2,168.6
Noncontrolling interests	—	—	38.2	—	38.2

Total stockholders' equity	2,168.6	1,751.4	1,056.8	(2,770.0)	2,206.8

Total liabilities and stockholders' equity	$2,429.9	$1,638.1	$2,268.5	$(2,770.0)	$3,566.5

Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2010

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(128.4)	$65.0	$318.5	$92.5	$347.6

Cash flows from investing activities:
Cash payments for acquisitions, net of cash acquired	(75.7)	2.2	—	—	(73.5)
Proceeds from sale and maturities of investments	—	—	185.0	—	185.0
Purchases of cost and equity method investments	—	(10.4)	(8.4)	—	(18.8)
Proceeds from return of equity method investment	85.3	—	—	—	85.3
Capital expenditures	(25.1)	(45.7)	(281.2)	—	(352.0)
Construction of solar energy systems	—	(1.4)	(171.9)	(106.8)	(280.1)
Restricted cash	—	0.3	(2.1)	—	(1.8)
Payments to vendors for deposits and loans	—	—	(85.0)	—	(85.0)
Cash received from net investment hedges	17.6	—	—	—	17.6
Equity transactions or investments in subsidiaries	(30.2)	1.8	28.4	—	—
Other	13.1	2.9	(28.8)	14.3	1.5

Net cash used in investing activities	(15.0)	(50.3)	(364.0)	(92.5)	(521.8)

Cash flows from financing activities:
Net repayments of customer deposits related to long-term supply agreements	—	(0.4)	(30.9)	—	(31.3)
Collection on (repayments of) intercompany debt	55.9	(55.9)	—	—	—
Principal payments on long-term debt	—	—	(4.8)	—	(4.8)
Proceeds from financing obligations	—	1.8	362.6	—	364.4
Repayments of financing and capital lease obligations	—	(1.9)	(59.2)	—	(61.1)
Common stock repurchased	(2.8)	—	—	—	(2.8)
Return of investment and dividends to noncontrolling interest	—	(0.8)	(17.6)	—	(18.4)
Proceeds from noncontrolling interests	—	—	10.1	—	10.1
Debt financing fees	(0.1)	—	(12.8)	—	(12.9)

Net cash (used in) provided by financing activities	53.0	(57.2)	247.4	—	243.2

Effect of exchange rate changes on cash and cash equivalents	—	—	5.6	—	5.6

Net (decrease) increase in cash and cash equivalents	(90.4)	(42.5)	207.5	—	74.6
Cash and cash equivalents at beginning of period	105.9	49.7	477.1	—	632.7

Cash and cash equivalents at end of period	$15.5	$7.2	$684.6	$—	$707.3

Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2009

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(111.5)	$146.4	$53.4	$(55.3)	$33.0

Cash flows from investing activities:
Cash payments for acquisitions, net of cash acquired	(189.3)	(0.6)	1.4	—	(188.5)
Proceeds from sale and maturities of investments	—	—	272.5	—	272.5
Purchases of cost and equity method investments	(104.6)	(5.0)	(12.1)	—	(121.7)
Purchases of investments	—	—	(10.9)	—	(10.9)
Capital expenditures	(7.0)	(30.3)	(188.1)	—	(225.4)
Construction of solar energy systems	—	—	(74.2)	46.2	(28.0)
Restricted cash	(10.6)	—	12.8	—	2.2
Equity transactions or investments in subsidiaries	49.1	5.0	(54.1)	—	—
Other	1.5	—	(10.6)	9.1	—

Net cash used in investing activities	(260.9)	(30.9)	(63.3)	55.3	(299.8)

Cash flows from financing activities:
Net repayments of customer deposits related to long-term supply agreements	—	—	(90.4)	—	(90.4)
Collection on (repayments of) intercompany debt	32.4	(32.4)	—	—	—
Principal payments on long-term debt	—	(32.5)	(13.5)	—	(46.0)
Proceeds from financing obligations	—	—	78.1	—	78.1
Repayments of financing and capital lease obligations	—	—	(15.6)	—	(15.6)
Excess tax benefits from stock-based compensation arrangements	0.3	—	—	—	0.3
Common stock repurchased	(15.8)	—	—	—	(15.8)
Proceeds from issuance of common stock	0.7	—	—	—	0.7
Debt financing fees	(3.0)	—	—	—	(3.0)

Net cash provided by (used in) financing activities	14.6	(64.9)	(41.4)	—	(91.7)

Effect of exchange rate changes on cash and cash equivalents	(0.3)	0.3	2.9	—	2.9

Net (decrease) increase in cash and cash equivalents	(358.1)	50.9	(48.4)	—	(355.6)
Cash and cash equivalents at beginning of period	464.0	(1.2)	525.5	—	988.3

Cash and cash equivalents at end of period	$105.9	$49.7	$477.1	$—	$632.7

Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2008

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(33.9)	$308.7	$368.1	$(2.0)	$640.9

Cash flows from investing activities:
Proceeds from sale and maturities of investments	254.9	—	230.6	—	485.5
Purchases of investments	(194.3)	—	(323.0)	—	(517.3)
Capital expenditures	(17.1)	(94.5)	(192.0)	—	(303.6)
Equity transactions or investments in subsidiaries	(3.7)	(2.7)	6.4	—	—
Other	0.7	—	(2.7)	2.0	—

Net cash provided by (used in) investing activities	40.5	(97.2)	(280.7)	2.0	(335.4)

Cash flows from financing activities:
Net repayments of customer deposits related to long-term supply agreements	—	—	138.0	—	138.0
Collection on (repayments of) intercompany debt	212.1	(207.3)	(4.8)	—	—
Intercompany equity transactions	3.0	(3.0)	—	—	—
Principal payments on long-term debt	—	—	(6.0)	—	(6.0)
Excess tax benefits from stock-based compensation arrangements	19.0	—	—	—	19.0
Common stock repurchased	(321.0)	—	—	—	(321.0)
Proceeds from issuance of common stock	19.9	—	—	—	19.9
Return of investment and dividends to noncontrolling interest	274.3	—	(277.5)	—	(3.2)

Net cash provided by (used in) financing activities	207.3	(210.3)	(150.3)	—	(153.3)

Effect of exchange rate changes on cash and cash equivalents	(2.7)	—	(20.5)	—	(23.2)

Net increase (decrease) in cash and cash equivalents	211.2	1.2	(83.4)	—	129.0
Cash and cash equivalents at beginning of period	253.0	(2.2)	608.5	—	859.3

Cash and cash equivalents at end of period	$464.2	$(1.0)	$525.1	$—	$988.3